Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Analysis of income and expense [abstract]
Personnel expenses	$ 33,322		$ 29,713
Depreciation and amortization	3,289		728
Depreciation of right-of-use assets	1,897	$ 2,738	2,738
Taxes and dues	8,223		1,308
Fees and commissions	110,066		102,886
Advertising expenses	39,576		45,163
Other expenses	8,269		7,695
Total	$ 204,642		$ 190,231